Benefit Plans (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		$ 911	$ 1,218	$ 1,249
UNITED STATES | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		5	4
UNITED STATES | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		906	1,214
UNITED STATES | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		704	833
UNITED STATES | Mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		704	833
UNITED STATES | Mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		5	4
UNITED STATES | Cash and Cash Equivalents [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		5	4
UNITED STATES | Cash and Cash Equivalents [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Cash and Cash Equivalents [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		202	381
UNITED STATES | Equity Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
UNITED STATES | Equity Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		202	381
UNITED STATES | Equity Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		114	106	$ 112
Foreign Plan [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		36	34
Foreign Plan [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		75	69
Foreign Plan [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		3	3
Foreign Plan [Member] | Private equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Private equity | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member] | Private equity | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member] | Private equity | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	[1]	105	87
Foreign Plan [Member] | Mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		35	18
Foreign Plan [Member] | Mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		70	69
Foreign Plan [Member] | Mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member] | Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	0
Foreign Plan [Member] | Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Other assets
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		4	2
Foreign Plan [Member] | Other assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Other assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		2	0
Foreign Plan [Member] | Other assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		1	1
Foreign Plan [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		3	15
Foreign Plan [Member] | Equity Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0	15
Foreign Plan [Member] | Equity Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		3	0
Foreign Plan [Member] | Equity Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		$ 0	$ 0

[1]	Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment